Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid expenses.
Schedule of company's prepaid expenses

	December 31,	December 31,
	2022	2021
	$	$

Research and development	—	714,716
Insurance	322,842	441,388
Investor relations conferences and services	89,804	60,254
Consulting	16,667	50,000
Administrative services	84,847	4,198
	514,160	1,270,556